Annual Fund Operating Expenses - Payden GNMA Fund - Investor Class	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.27%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	0.45%

[1]

Payden & Rygel (“Payden”) has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) will not exceed 0.45%.